                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751
                                    ---------

                      FORTRESS REGISTERED INVESTMENT TRUST
                      ------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                   10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                        (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100
                                                    --------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: June 30, 2004
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FORTRESS REGISTERED INVESTMENT TRUST

TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----
REVIEW REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    1


CONSOLIDATED FINANCIAL STATEMENTS (Unaudited):

   Consolidated Statement of Assets and Liabilities at June 30, 2004 ............    2

   Consolidated Schedule of Investments at June 30, 2004 ........................    3

   Notes to Consolidated Schedule of Investments ................................    5

   Consolidated Statement of Operations for Six Months Ended June 30, 2004 and
   Consolidated Financial Highlights for the Six Months Ended June 30, 2004 and
   the Years Ended December 31, 2003, 2002 and 2001 and 2000 ....................    6

   Consolidated Statement of Cash Flows for the Six Months Ended June 30, 2004 ..    7

   Consolidated Statement of Changes in Net Assets for the Six Months Ended
   June 30, 2004 and the Year Ended December 31, 2003 ...........................    8

   Notes to Consolidated Financial Statements ...................................    9

             Report of Independent Registered Public Accounting Firm


To the Members and Trustees of
Fortress Registered Investment Trust


We have reviewed the accompanying statement of assets and liabilities of Fortress Registered Investment Trust (the "Company"), including the schedule of investments, as of June 30, 2004, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-months then ended. These financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements and financial highlights referred to above for them to be in conformity U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2003 and financial highlights for each of the four years in the period then ended, and in our report dated February 28, 2004, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


                                                           /s/ Ernst & Young LLP


August 27, 2004
New York, New York

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                           June 30, 2004
                                                                           -------------
ASSETS
   Investments in controlled affiliates, at fair value (cost $524,309) ..   $   981,768
   Cash and cash equivalents ............................................        11,420
   Dividends receivable from controlled affiliates ......................         4,755
   Due from affiliates ..................................................         5,587
   Other assets .........................................................           698
                                                                            -----------
                                                                              1,004,228
                                                                            -----------
LIABILITIES
   Credit facility ......................................................         8,489
   Due to affiliates ....................................................         1,277
   Other liabilities ....................................................         5,140
                                                                            -----------
                                                                                 14,906
                                                                            -----------
Commitments and contingencies ...........................................            --
                                                                            -----------
NET ASSETS ..............................................................   $   989,322
                                                                            ===========

NET ASSETS CONSIST OF:
   Capital paid in ......................................................   $   976,980
   Capital distributed ..................................................      (445,117)
   Undistributed net investment income ..................................            --
   Undistributed net realized capital gains .............................            --
   Accumulated net unrealized gain ......................................       457,459
                                                                            -----------
                                                                            $   989,322
                                                                            ===========


See notes to consolidated financial statements.     2

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2004

                                                                                   NUMBER OF
                                                                                    SHARES,     DIVIDENDS,
                             % OF                                                 PRINCIPAL/    INTEREST
                          CONTROLLED                NAME OF ISSUE OR NATURE OF     NOTIONAL       AND
                          AFFILIATE    COST (C)(D)     INDEBTEDNESS HELD BY         AMOUNT      REALIZED     FAIR VALUE
CONTROLLED AFFILIATE (A)    OWNED        (000S)        CONTROLLED AFFILIATE         (000S)     GAINS (000S)    (000S)
------------------------    -----        ------        --------------------         ------     ------------    ------
FRIT Capital Trading LLC         100%       $1,855  U.S. Government treasury
                                                    securities; 1.36%; sold
                                                    July 2004                     $1,000,550       $    --   $1,000,550

                                                    Repurchase agreement with
                                                    Bear, Stearns & Co. Inc.;
                                                    1.42%; repaid July 2004       $ (998,980)           --     (998,980)

Fortress Brookdale                51%      160,057  Brookdale Living
Acquisition LLC                                     Communities Inc., an owner
                                                    and operator of senior
                                                    independent
                                                    living facilities; common
                                                    stock                                  1            --      190,994

FRIT Palazzo Due LLC             100%        6,172  Palazzo Finance Due S.p.A.
                                                    Class D Asset Backed
                                                    Variable Return Notes due
                                                    2032                          E   18,080           587       17,603

FRIT Ital SL                     100%       15,526  Italfondiario SpA , an
                                                    Italian holding company,
                                                    common stock                      11,000           188       20,752

                                                    Foreign Currency Hedges (e)           (e)           --          (16)

Portland Acquisition I LLC       100%       16,442  168,000 square foot
                                                    building in Portland, OR              --            --       13,835

Fortress UK Acquisition          100%       83,595  Mapeley Limited, a British
Company ("FUKA")                                    real estate operating
                                                    company, common stock         E        1            --      100,480

                                                    Royal Bank of Scotland
                                                    swaps related to Palazzo
                                                    Due                                   --         2,717           --

                                                    Restricted cash                       --            --        5,582

                                                    Foreign Currency Hedges (e)           (e)           --          132

Ital SP Acquisition GP           100%       10,615  Undivided interest in
LLC,SPGP LLC, FRIT                                  Italian defaulted secured
Ital SP Acquisition                                 claims                        E1,315,188            --       10,264
LP and FRIT SP LP

NCS I LLC                         52%        5,764  NCS Holding Company, a
                                                    speciality finance company
                                                    and loan servicer, common
                                                    stock                                  1            --        5,567

                                                    AMRESCO real estate
                                                    related assets                        --           991          197

FRIT PINN LLC                    100%       33,793  Global Signal Inc.
                                                    (formerly known as
                                                    Pinnacle Holdings Inc.), a
                                                    provider of
                                                    telecommunication rental
                                                    space, common stock               19,662        16,306      431,586

                                                    Pinnacle Holdings Inc.
                                                    Discounted Secured Notes;
                                                    LIBOR + 4.5%; repaid
                                                    February 2004                 $       --            33           --

Continued on Page 4



See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2004

                                                                                   NUMBER OF
                                                                                    SHARES,     DIVIDENDS,
                             % OF                                                 PRINCIPAL/    INTEREST
                          CONTROLLED                NAME OF ISSUE OR NATURE OF     NOTIONAL       AND
                          AFFILIATE    COST (C)(D)     INDEBTEDNESS HELD BY         AMOUNT      REALIZED     FAIR VALUE
CONTROLLED AFFILIATE (A)    OWNED        (000S)        CONTROLLED AFFILIATE         (000S)     GAINS (000S)    (000S)
------------------------    -----        ------        --------------------         ------     ------------    ------
Ital Investment                  100%      169,920  Palazzo Finance Tre Srl
Holdings II LLC and                                 Asset Backed Class E and
Ital Tre Investors LP                               F Notes (LIBOR + 2.5% due
                                                    2018 and Variable Return
                                                    due 2018, respectively)       E  186,583            --      162,768

                                                    Foreign Currency Hedges (e)           (e)           --         (116)

FRIT BPC Acquisition LLC         100%       20,570  AH Battery Park Owner
                                                    LLC, owner of an assisted
                                                    living facility, term
                                                    loan; LIBOR + 2.70%; due
                                                    December 2005                 $   49,125           277       40,167

                                                    AH Battery Park Owner LLC
                                                    discounted, non-performing
                                                    19.5% mezzanine loan due
                                                    December 2005                 $    8,520            --        1,000

                                                    GE Capital repo
                                                    financing; LIBOR+3.75%
                                                    (floor 5%); due December
                                                    2005                          $  (21,000)           --      (20,597)

FRIT GC-GM Acquisiton            100%           --  Grand Court - Adrian
LLC (f)                                             Assoc.; discounted
                                                    non-performing loan;
                                                    repaid January 2004           $       --           235           --

                                                    Grand Court - Albuquerque
                                                    Assoc.; discounted
                                                    non-performing loan;
                                                    repaid January 2004           $       --         1,923           --

                                                    Brookstead Assoc.;
                                                    discounted non-performing
                                                    loan; repaid March 2004       $       --           176           --

                                                    Flamingo Vista Assoc.
                                                    Limited Partnership;
                                                    discounted non-performing
                                                    loan; repaid January 2004     $       --           752           --

N/A - direct investment                         --  BLC-GFB LLC, a portfolio
of FRIT (f)                                         of assisted living
                                                    facilities, 15%
                                                    participating loan;
                                                    repaid May 2004               $       --         1,092           --
                                         ---------                                                 -------     --------
Total Investments (b)                    $ 524,309                                                 $25,277     $981,768
                                         =========                                                 =======     ========

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2004

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $585.4 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $396.4 million (gross unrealized appreciation of $480.2 million and gross unrealized depreciation of $83.8 million).

(c)   Net of returns of capital.

(d)   Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FRIT on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

Notional                                         Fair
 Amount                        Maturity          Value
(000's)    Currency              Date           ($000s)
-------    --------              ----           -------

FRIT Ital SL
11,000          EUR            8/31/2004          $  (16)
                                                  ======

Fortress UK Acquisition Company
26,000          GBP            10/1/2004          $   --
14,000          GBP            8/31/2004             132
                                                  ------
                                                  $  132
                                                  ======

Ital Investment Holdings II LLC
81,000          EUR            10/1/2004          $   --
80,000          EUR            8/31/2004            (116)
                                                  ------
                                                  $ (116)
                                                  ======

(f) FRIT continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

See notes to consolidated financial statements.      5

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (Unaudited) (dollar amounts in thousands)

                                                           Six Months
                                                             Ended
                                                          June 30, 2004
                                                          -------------
Investment income:
Income
   Dividends from controlled affiliates                      $ 20,093
   Interest income from controlled affiliates                   2,098
   Interest and other income from affiliates                    1,091
                                                             --------
                                                               23,282
Expenses
   Interest expense                                               723
   General and administrative expense                           4,439
                                                             --------
                                                                5,162

Net investment income                                          18,120

Net realized gain from controlled affiliate investments         3,086
Net unrealized gain on controlled affiliate investments       378,706
                                                             --------
Net gain on investments                                       381,792
                                                             --------
Net increase in net assets resulting from operations         $399,912
                                                             ========


FINANCIAL HIGHLIGHTS

                                                                                   Year Ended December 31,
                                                                                   -----------------------
                                              Six Months
                                                Ended
                                             June 30, 2004        2003              2002            2001             2000
                                             -------------        ----              ----            ----             ----
Disclosure of certain ratios:
   Ratio of total expenses to
      average net assets                            1.5%*             1.5%             2.0%             3.3%             8.6%
   Ratio of net investment income to
      average net assets                            5.4%*             5.2%             7.4%            11.7%            (2.5)%
   Portfolio turnover rate***                      12.1%*            20.2%            41.3%            36.4%             2.3%
   IRR                                             26.5%             14.5%            18.6%            22.6%            11.4%
   Total return                                   121.8%              8.0%            18.0%            28.1%            11.6%
Per share information:
   Net assets, beginning of period            $  667.63         $  698.69        $  611.16        $  432.08        $    0.00
   Net investment income (loss) **                18.12             34.28            46.94            71.19            (4.04)
   Net realized gain from controlled
      affiliate investments**                      3.08              2.41            29.90            18.64             0.00
   Net unrealized gain (loss) on
      controlled affiliate investments**         378.71             (4.67)            5.90            51.62            25.22
                                              ---------         ---------        ---------        ---------        ---------
   Net increase in net assets resulting
      from operations**                          399.91             32.02            82.74           141.45            21.18
   Contributions                                 102.60              0.00           276.36           187.53           410.90
   Distributions (includes tax return
      of capital distributions of
      $146.42, $0.00, $222.81, $62.60
      and $0.00, respectively)                  (180.82)           (63.08)         (271.57)         (149.90)            0.00
                                              ---------         ---------        ---------        ---------        ---------
   Net assets, end of period                  $  989.32         $  667.63        $  698.69        $  611.16        $  432.08
                                              =========         =========        =========        =========        =========

*Annualized.

**Based on the weighted average number of shares outstanding during the period of 1,000,000.

***Rate is computed based on the purchases and sales of controlled affiliates.


See notes to consolidated financial statements.     6

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                   Six Months Ended
                                                                     June 30, 2004
                                                                     -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                  $ 399,912
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
      Net unrealized gain on affiliate investments                     (378,706)
      Investments in controlled affiliates                              (41,013)
      Distributions from controlled affiliates                          135,311
      Change in:
         Dividends receivable from controlled affiliates                   (202)
         Due from affiliates and other assets                               763
         Due to affiliates and other liabilities                            149
                                                                      ---------
Net cash provided by operating activities                               116,214
                                                                      ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Draws on credit facility                                               8,000
   Repayments of credit facility                                        (36,750)
   Capital contributions                                                102,601
   Capital distributions                                               (157,303)
   Distributions from net investment income                             (20,428)
   Distributions of realized gains                                       (3,086)
                                                                      ---------
Net cash used in financing activities                                  (106,966)
                                                                      ---------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                 9,248

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                            2,172
                                                                      ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                              $  11,420
                                                                      =========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                      $     750
                                                                      =========


See notes to consolidated financial statements.     7

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                                     Six Months Ended      Year Ended
                                                                      June 30, 2004     December 31, 2003
                                                                      -------------     -----------------
Increase (decrease) in net assets resulting from operations
   Net investment income                                                $  18,120             $  34,278
   Net realized and unrealized gain (loss) on controlled affiliate
     investments                                                          381,792                (2,254)
                                                                        ---------             ---------
Net increase in net assets resulting from operations                      399,912                32,024

Capital contributions                                                     102,601                    --
Capital distributions                                                    (157,303)                   --
Distributions from net investment income                                  (20,428)              (31,972)
Distributions of realized gains                                            (3,086)              (31,112)
                                                                        ---------             ---------
Net increase (decrease) in net assets                                     321,696               (31,060)

Net assets, beginning of period                                           667,626               698,686
                                                                        ---------             ---------
Net assets, end of period                                               $ 989,322             $ 667,626
                                                                        =========             =========
Undistributed net investment income                                     $      --             $   2,308
                                                                        =========             =========


See notes to consolidated financial statements.     8

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

1.    ORGANIZATION

      Fortress Registered Investment Trust (together with its subsidiaries, "FRIT") was formed on November 23, 1999 as a Delaware business trust and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FRIT principally invests in real estate-related debt and equity securities. The sole substantive investor in FRIT is Fortress Investment Fund LLC ("Fund I").

      The managing member of Fund I is Fortress Fund MM LLC (the "Fund I Managing Member"), which is approximately 98% owned, through subsidiaries, by Newcastle Investment Holdings LLC ("Holdings"), and approximately 2% owned by Fortress Investment Group LLC (the "Manager") and its affiliates. Holdings and its affiliates, including the Fund I Managing Member, have committed to contribute an aggregate of $100 million, or approximately 11.5% of Fund I's total committed capital, to Fund I; in the aggregate, Holdings and 21 unaffiliated investors (collectively, the "Investors") have committed approximately $872.8 million (the "Capital Commitment") to Fund I. The Capital Commitment was available for all Fund I business, including new investments, over the three years ended April 28, 2003. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund I.

      The Fund I Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund I's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to the Investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund I if, upon liquidation of Fund I, the amounts ultimately distributed to each Investor do not meet a 10% cumulative preferred return to the Investors. Fund I is managed by the Manager pursuant to the Managing Member's operating agreement and a management agreement between the Manager and the Fund I Managing Member. In accordance with those agreements, (a) the Manager is entitled to 100% of the management fee payable by Fund I, as further described in Note 3, (b) the Manager is entitled to 50% of the Incentive Return payable by Fund I, (c) Holdings is entitled to 50% of the Incentive Return payable by Fund I and (d) Holdings is entitled to receive 100% of the investment income or loss attributable to the capital invested in Fund I by the Fund I Managing Member. The Manager of Fund I also manages Holdings.

      During the six months ended June 30, 2004, Fund I issued membership interests (in connection with capital calls) to 21 unaffiliated Investors and to Holdings for net proceeds of $105.4 million. Holdings invested a total of approximately $10.9 million in Fund I related to these issuances. Fund I subsequently invested substantially all of these amounts in FRIT, net of management and administrative fees paid to the Manager (Note 3). During the same period, FRIT distributed $180.8 million to Fund I, which was subsequently distributed to the Investors by Fund I. This included $33.7 million distributed to Holdings and its affiliates, of which $14.7 million represented Incentive Return. As of June 30, 2004, Fund I had drawn, net of recallable capital distributions, $847.1 million (or 97.1%) of its committed capital.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). As a RIC, FRIT reports its assets and liabilities at fair value, including its investments in subsidiaries. As a RIC, FRIT does not consolidate its majority-owned and controlled subsidiaries, except to the extent that such subsidiaries operate as investment companies or act as operating subsidiaries. None of FRIT's subsidiaries operated as an investment company during the period. FRIT's operating subsidiary, Fortress Capital Finance LLC ("FCF"), is consolidated. All significant intercompany transactions and balances have been eliminated.

      Certain prior year amounts have been reclassified to conform to the current year's presentation.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, FRIT may encounter primarily two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FRIT's loans, securities and derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FRIT. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks along with estimated collateral values, payment histories and other borrower information, as well as its knowledge of the companies in which it has made equity investments. FRIT also invests in the securities of companies located outside of the United States. FRIT's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FRIT is subject to significant tax risks. If FRIT were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate tax rates, which could be material.

      SECURITY AND LOAN VALUATION - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price,

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004


      except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value.

      Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FRIT's valuation policies as approved by FRIT's board of trustees.

      Investments which are not publicly traded are carried at fair value. At acquisition, fair value approximates cost. Events that could change the reported amount include: further financing by the investee company, receipt of a bona fide offer by FRIT for its investment, obtaining an independent estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FRIT does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held.

      Due to the inherent uncertainty of valuations of investments without a public market, which constitute substantially all of FRIT's investments, the estimates of value may differ from the values that are ultimately realized by FRIT, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FRIT's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

      During the six months ended June 30, 2004, FRIT declared and paid distributions of $180.8 million to Fund I, all of which was, in turn, distributed to the Investors. Approximately $14.7 million of such distributions, representing a portion of FRIT's taxable ordinary income and

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

      capital gains, was distributed as Incentive Return by Fund I. The tax character of these distributions is estimated as follows (in thousands):

            Long-term capital gain        $ 34,402
            Return of capital              146,415
                                          --------
                                          $180,817
                                          ========

      The tax character of these distributions may be affected by transactions occurring through the end of the year.

      The difference between book basis net investment income, plus net realized gains from controlled affiliates, and the distributions made is primarily due to (i) tax basis capital gains recognized from loan settlements not recognized under GAAP and (ii) tax basis disallowed ordinary losses.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FRIT records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on investments are amortized over the life of the respective investment using the effective interest method.

      CASH AND CASH EQUIVALENTS - FRIT considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FRIT's amounts on deposit with major financial institutions exceed insured limits.

3.    MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

      The Manager is paid annual fees by Fund I in exchange for advising Fund I on various aspects of its business, formulating Fund I's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund I's day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on Fund I's behalf, including the costs of legal, accounting and other administrative activities.

      The management fee is calculated at an annual rate of 1.0% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The Capital Commitment period ended April 28, 2003. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment. Holdings and its affiliates are not charged management or administrative fees for their investment in Fund I.

      During the six months ended June 30, 2004, the Manager earned $2.8 million of management and administrative fees.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

      The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid to the Fund I Managing Member in connection with a particular Fund I investment if and when such investment generates proceeds to Fund I in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund I the aggregate amount paid to the Fund I Managing Member as Incentive Return exceeds the amount actually due to the Fund I Managing Member (that is, amounts that should instead have been paid to Investors) after taking into account the aggregate return to Investors, the excess is required to be returned by the Fund I Managing Member (that is "clawed back") to Fund I. From inception through June 30, 2004, $35.8 million of Incentive Return has been distributed, all of which is subject to clawback.

      Certain employees and affiliates of FRIT, Fund I and the Manager own $0.1 million of mandatorily redeemable preferred equity in FRIT which is entitled to preferred dividends at an annual rate of 10% with a liquidation preference of $0.1 million.

      In 2001, an employee co-investment program was adopted whereby certain employees of the Manager and of FRIT's operating subsidiary have the opportunity to invest in Fund I by purchasing part of Holdings' investment. The purpose of the program is to align the interests of FCF's employees and the employees of the Manager with those of Fund I's Investors, including Holdings, and to enable the Manager and FCF to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FRIT, Fund I and Holdings. Holdings has set aside $10.0 million of its commitment to Fund I for this program, of which $6.9 million has been allocated, and finances approximately 80% of the employee investments via non-recourse loans through a subsidiary, which are secured by such employees' interest in Fund I. The Manager will pay up to $0.1 million of the purchase price of these commitments on behalf of employees.

4.    COMMITMENTS AND CONTINGENCIES

      FINANCING ARRANGEMENT. FRIT and FCF have entered into a $125 million revolving credit agreement (the "Credit Agreement") with an unrelated third party, secured by the Capital Commitment. The Credit Agreement was fully repaid in August 2004 and bore interest at LIBOR + 3.75% (approximately 5.04% at June 30, 2004). During the six months ended June 30, 2004, the average balance outstanding was approximately $19.8 million or $19.80 per share and the average interest rate paid was approximately 4.90%.

      COMMITMENTS TO INVESTEES. FRIT has committed GBP 12.3 million ($22.4 million) to FUKA, a subsidiary of FRIT, related to potential future capital needs of a portfolio of approximately 1,300 properties net leased to a single credit tenant in the UK.

      GUARANTEES OF SUBSIDIARIES' OBLIGATIONS. SPV IEFFE SpA (See Ital SP Acquisition GP LLC on FRIT's Schedule of Investments) acquired a portfolio of distressed loans from SanPaolo Imi SpA in part with financing provided by the seller. FRIT has guaranteed that SPV IEFFE SpA will make the scheduled principal and interest payments under the terms of the seller

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

      financing through June 2006. The outstanding amount of the seller financing was approximately $45.1 million (EUR 37.0 million) at June 30, 2004.

      FUKA is a party to swap transactions relating to FRIT's investment in FRIT Palazzo Due LLC. FRIT has guaranteed, with no limit through 2032, FUKA's obligations, if any, to pay under the terms of the swap agreements. The swaps settle semi-annually, with the first settlement occurring August 23, 2001.

Fortress Registered Investment Trust
Other Required Information
For the period ended 6/30/2004


During the period from 1/1/2004 to 6/30/2004, total remittance of remuneration by Fortress Registered Investment Trust to members of the board of trustees amounted to $63,375.

A description of the policies and procedures that Fortress Registered Investment Trust uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling collect (212) 798 6100 and on the SEC's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics-Not applicable for semi-annual reports.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust

By:  /s/ Jeffrey Rosenthal
    --------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Wesley R. Edens
    --------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 9, 2004

By:  /s/ Jeffrey Rosenthal
    --------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 9, 2004